Funding Facilities	12 Months Ended
Feb. 28, 2026
Funding Facilities [Abstract]
FUNDING FACILITIES

33. FUNDING FACILITIES

Bank overdraft and overdraft facilities

In March 2020, Cartrack Proprietary Limited entered into an unsecured short-term overdraft and other facilities with Capitec Bank Limited, previously Mercantile Bank (“Capitec Bank”), pursuant to a Short-Term Facility Letter, as amended and supplemented from time to time (the “Overdraft Facility”). Pursuant to the most recent Addendum to the Short-Term Facility Letter, dated June 23, 2025, the Overdraft Facility was increased to ZAR 300.0 million. Amounts due under the Overdraft Facility bear interest at Capitec Bank’s prime lending rate, which as at the date of this annual report was 10.50%. Subject to completion of the annual review, Capitec Bank has approved the extension of the expiry date to June 30, 2026.

In August 2025, Cartrack Proprietary Limited entered into an unsecured short-term working capital and other facilities with The Standard Bank of South Africa Limited (“Standard Bank”), pursuant to a Short-Term Facility Letter, as amended and supplemented from time to time (the “Working Capital Facility”). The Working Capital Facility amounts to ZAR 300.0 million. Amounts due under the Working Capital Facility bear interest at Standard Bank’s prime lending rate minus 1%, which as at the date of this annual report was 9.50%.

As of February 28, 2026, ZAR 407.7 million (2025: ZAR 205.3 million) of the facilities had been utilized.